Fair Value Measurements - Schedule of Assets and Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets:
Short-term investments	$ 61,415	$ 71,230	$ 69,448
Assets	67,941	72,117	69,963
Liabilities:
Liabilities	3,726	2,508	971
Public Warrants
Liabilities:
Warrant liabilities	806	1,555
Private Placement Warrants
Liabilities:
Warrant liabilities	1,387	953
Series A Penny Warrants
Liabilities:
Warrant liabilities	1,533
Level 1
Assets:
Short-term investments	868	849	0
Assets	7,394	1,736	515
Liabilities:
Liabilities	806	1,555	0
Level 1 | Public Warrants
Liabilities:
Warrant liabilities	806	1,555
Level 1 | Private Placement Warrants
Liabilities:
Warrant liabilities	0	0
Level 1 | Series A Penny Warrants
Liabilities:
Warrant liabilities	0
Level 2
Assets:
Short-term investments	60,547	70,381	69,448
Assets	60,547	70,381	69,448
Liabilities:
Liabilities	1,387	953	0
Level 2 | Public Warrants
Liabilities:
Warrant liabilities	0	0
Level 2 | Private Placement Warrants
Liabilities:
Warrant liabilities	1,387	953
Level 2 | Series A Penny Warrants
Liabilities:
Warrant liabilities	0
Level 3
Assets:
Short-term investments	0	0	0
Assets	0	0	0
Liabilities:
Liabilities	1,533	0	971
Level 3 | Public Warrants
Liabilities:
Warrant liabilities	0	0
Level 3 | Private Placement Warrants
Liabilities:
Warrant liabilities	0	0
Level 3 | Series A Penny Warrants
Liabilities:
Warrant liabilities	1,533
Money market mutual funds
Assets:
Money market mutual funds	6,526	887	515
Money market mutual funds | Level 1
Assets:
Money market mutual funds	6,526	887	515
Money market mutual funds | Level 2
Assets:
Money market mutual funds	0	0	0
Money market mutual funds | Level 3
Assets:
Money market mutual funds	$ 0	$ 0	$ 0